Leases - Schedule of Balance Sheet Information Related to Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Operating	$ 120,414	$ 155,996
Operating Lease, Right-of-Use Asset, Statement of Financial Position	Operating	Operating
Financing	$ 2,390	$ 4,473
Finance Lease, Right-of-Use Asset, Statement of Financial Position	Financing	Financing
Total lease assets	$ 122,804	$ 160,469
Current liabilities
Operating	$ 19,315	$ 17,900
Operating Lease, Liability, Current, Statement of Financial Position	Operating	Operating
Financing	$ 1,049	$ 1,542
Finance Lease, Liability, Current, Statement of Financial Position	Financing	Financing
Long-term
Operating	$ 168,437	$ 138,478
Operating Lease, Liability, Noncurrent, Statement of Financial Position	Operating	Operating
Financing	$ 2,756	$ 3,607
Finance Lease, Liability, Noncurrent, Statement of Financial Position	Financing	Financing
Total lease	$ 191,557	$ 161,527